Additional Capital Disclosures - Summary of Capital Structure (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Capital structure [abstract]
Equity attributable to the equity shareholders of the Company	₨ 482,936	$ 7,417	₨ 520,304
As percentage of total capital	78.00%	78.00%	79.00%
Current loans and borrowings	₨ 92,991	$ 1,428	₨ 122,801
Non-current loans and borrowings	45,268	$ 695	19,611
Total loans and borrowings	₨ 138,259		₨ 142,412
As percentage of total capital	22.00%	22.00%	21.00%
Total capital (loans and borrowings and equity)	₨ 621,195		₨ 662,716
Percentage of change, Equity attributable to the equity shareholders of the Company	(7.18%)	(7.18%)
Percentage of change, Total loans and borrowings	(2.92%)	(2.92%)
Percentage of change, Total capital (loans and borrowings and equity)	(6.27%)	(6.27%)